Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,686	4,422	42	6,150
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	409	602	94	1,105
Depreciation and amortization	435	395	7	837
Income (loss) before financing charges and income tax expense	842	526	(59)	1,309

Capital investments	985	577	13	1,575
Total Assets by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	15,029	13,973
Distribution	10,017	9,325
Other	2,015	2,359
Total assets	27,061	25,657
Total Goodwill by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	157	157
Distribution	168	168
Total goodwill	325	325